AXA Equitable Life Insurance Company

Supplement dated June 30, 2015 to the current prospectus for The Accumulator® Series 13.0

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with certain changes to the Prospectus. Please note the following changes:

1.	Revised Fee table

A.	In the section entitled “Portfolio operating expenses expressed as an annual percentage of daily net assets” under the heading “Fee Table,” the table is deleted in its entirety and replaced with the following:

Portfolio operating expenses expressed as an annual percentage of daily net assets(9)

Total Annual Portfolio Operating Expenses for 2014 (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(16)	Lowest 0.71%	Highest 1.64%

B.	In the section entitled “Fee Table,” under footnote number 16, the third sentence is deleted in its entirety and replaced with the following:

The “Highest” represents the total annual operating expenses of the CharterSM Small Cap Value Portfolio.

C.	In the section entitled “Examples” under the heading “Fee Table,” the set of expense tables for Series B, Series L and Series CP® are deleted in their entirety and replaced with the following:

	Series B
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,319	$2,788	$4,611	$9,182	$619	$2,188	$4,111	$9,182
(b) assuming minimum fees and expenses of any of the Portfolios	$1,222	$2,506	$4,169	$8,480	$522	$1,906	$3,669	$8,480

	Series L
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,461	$2,906	$4,292	$9,456	$661	$2,306	$4,292	$9,456
(b) assuming minimum fees and expenses of any of the Portfolios	$1,363	$2,626	$3,858	$8,786	$563	$2,026	$3,858	$8,786

	Series CP®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,467	$3,027	$4,830	$9,546	$667	$2,327	$4,330	$9,546
(b) assuming minimum fees and expenses of any of the Portfolios	$1,367	$2,739	$4,382	$8,847	$567	$2,039	$3,882	$8,847

EVM 10 (6/15)	154136 (6/15)
Acc 13 IF/NB	#944214

2.	Revised Hypothetical Illustrations

The section entitled “Hypothetical Illustrations” under “Appendix V” is deleted in its entirety and replaced with the following:

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the “Greater of” GMDB II, the Earnings enhancement benefit and the GMIB, including the conversion to the GWBL on the contract date anniversary following age 85, under certain hypothetical circumstances for Series B, Series CP® and Series L contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.37)% and 3.63% for Series B contracts; (2.72)% and 3.28% for Series CP contracts; (2.77)% and 3.23% for Series L contracts at the 0% and 6% gross annual rates, respectively.

These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the “Greater of” GMDB, the Earnings enhancement benefit, the GMIB and GWBL features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of” GMDB II charge, the Earnings enhancement benefit charge, the GMIB II charge and any applicable administrative charge and withdrawal charge. The values shown under “Lifetime annual GMIB” for ages 85 and under reflect the lifetime income that would be guaranteed if the GMIB II is selected at that contract date anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime annual GMIB” columns indicates that the contract has terminated due to insufficient account value. However, the GMIB II has been automatically exercised, and the owner is receiving lifetime payments.

The values shown under “GWBL Benefit Base” reflect the amount used in calculating the amount payable under the GWBL, and the values shown under “Guaranteed Annual Withdrawal Amount” reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit, “GWBL benefit” and/or “Guaranteed Annual Withdrawal Amount” columns, for ages 85 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.52%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.31% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table” earlier in this Prospectus. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity

Series B

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of GMDB II

Earnings enhancement benefit

GMIB II — Custom Selection, including the conversion to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with Earnings enhancement benefit		Lifetime Annual GMIB Guaranteed Income(1)
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A	N/A
61	1	94,558	100,537	87,558	93,537	105,000	105,000	107,000	107,000	N/A	N/A
62	2	89,128	100,956	82,128	93,956	110,250	110,250	114,350	114,350	N/A	N/A
63	3	83,701	101,244	77,701	95,244	115,763	115,763	122,068	122,068	N/A	N/A
64	4	78,271	101,392	72,271	95,392	121,551	121,551	130,171	130,171	N/A	N/A
65	5	72,830	101,386	67,830	96,386	127,628	127,628	138,679	138,679	N/A	N/A
66	6	67,371	101,215	64,371	98,215	134,010	134,010	147,613	147,613	N/A	N/A
67	7	61,886	100,863	60,886	99,863	140,710	140,710	156,994	156,994	N/A	N/A
68	8	56,366	100,317	56,366	100,317	147,746	147,746	166,844	166,844	N/A	N/A
69	9	50,804	99,562	50,804	99,562	155,133	155,133	177,186	177,186	N/A	N/A
70	10	45,161	98,579	45,161	98,579	162,889	162,889	188,045	188,045	5,903	5,903
75	15	15,882	89,622	15,882	89,622	207,893	207,893	251,050	251,050	8,498	8,498
80	20	0	71,879	0	71,879	0	265,330	0	331,462	0	12,408
85	25	0	41,821	0	41,821	0	338,635	0	404,767	0	18,403

After conversion of the GMIB II to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	41,821	0	41,821	0	338,635	0	404,767	0	338,635	0	16,932
90	30	0	2,045	0	2,045	0	338,635	0	404,767	0	338,635	0	16,932
95	35	0	0	0	0	0	0	0	0	0	338,635	0	16,932

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(1)	Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating Guaranteed Income. Based on the assumption of either 0% or 6% returns, the income produced in this example for Guaranteed Income is equal.

Variable deferred annuity

Series CP

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of GMDB II

Earnings enhancement benefit

GMIB II — Custom Selection, including the conversion to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with Earnings enhancement benefit		Lifetime Annual GMIB Guaranteed Income(1)
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	103,000	103,000	95,000	95,000	100,000	100,000	100,000	100,000	N/A	N/A
61	1	97,118	103,276	89,118	95,276	105,000	105,000	107,000	107,000	N/A	N/A
62	2	91,279	103,424	83,279	95,424	110,250	110,250	114,350	114,350	N/A	N/A
63	3	85,476	103,432	78,476	96,432	115,763	115,763	122,068	122,068	N/A	N/A
64	4	79,699	103,291	73,699	97,291	121,551	121,551	130,171	130,171	N/A	N/A
65	5	73,942	102,987	68,942	97,987	127,628	127,628	138,679	138,679	N/A	N/A
66	6	68,195	102,508	64,195	98,508	134,010	134,010	147,613	147,613	N/A	N/A
67	7	62,449	101,842	59,449	98,842	140,710	140,710	156,994	156,994	N/A	N/A
68	8	56,696	100,973	54,696	98,973	147,746	147,746	166,844	166,844	N/A	N/A
69	9	50,928	99,886	49,928	98,886	155,133	155,133	177,186	177,186	N/A	N/A
70	10	45,104	98,566	45,104	98,566	162,889	162,889	188,045	188,045	5,903	5,903
75	15	15,287	87,838	15,287	87,838	207,893	207,893	251,050	251,050	8,498	8,498
80	20	0	68,274	0	68,274	0	265,330	0	331,462	0	12,408
85	25	0	36,495	0	36,495	0	338,635	0	404,767	0	18,403

After conversion of the GMIB II to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	36,495	0	36,495	0	338,635	0	404,767	0	338,635	0	16,932
90	30	0	0	0	0	0	0	0	0	0	338,635	0	16,932

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(1)	Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating Guaranteed Income. Based on the assumption of either 0% or 6% returns, the income produced in this example for Guaranteed Income is equal.

Variable deferred annuity

Series L

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of GMDB II

Earnings enhancement benefit

GMIB II — Custom Selection, including the conversion to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with Earnings enhancement benefit		Lifetime Annual GMIB Guaranteed Income(1)
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	92,000	92,000	100,000	100,000	100,000	100,000	N/A	N/A
61	1	94,160	100,139	86,160	92,139	105,000	105,000	107,000	107,000	N/A	N/A
62	2	88,365	100,145	81,365	93,145	110,250	110,250	114,350	114,350	N/A	N/A
63	3	82,606	100,008	76,606	94,008	115,763	115,763	122,068	122,068	N/A	N/A
64	4	76,877	99,716	71,877	94,716	121,551	121,551	130,171	130,171	N/A	N/A
65	5	71,167	99,259	71,167	99,259	127,628	127,628	138,679	138,679	N/A	N/A
66	6	65,469	98,622	65,469	98,622	134,010	134,010	147,613	147,613	N/A	N/A
67	7	59,775	97,793	59,775	97,793	140,710	140,710	156,994	156,994	N/A	N/A
68	8	54,074	96,757	54,074	96,757	147,746	147,746	166,844	166,844	N/A	N/A
69	9	48,359	95,499	48,359	95,499	155,133	155,133	177,186	177,186	N/A	N/A
70	10	42,590	94,003	42,590	94,003	162,889	162,889	188,045	188,045	5,903	5,903
75	15	13,063	82,332	13,063	82,332	207,893	207,893	251,050	251,050	8,498	8,498
80	20	0	61,717	0	61,717	0	265,330	0	331,462	0	12,408
85	25	0	28,760	0	28,760	0	338,635	0	404,767	0	18,403

After conversion of the GMIB II to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	28,760	0	28,760	0	338,635	0	404,767	0	338,635	0	16,932
90	30	0	0	0	0	0	0	0	0	0	338,635	0	16,932

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(1)	Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating Guaranteed Income. Based on the assumption of either 0% or 6% returns, the income produced in this example for Guaranteed Income is equal.

Accumulator® is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

5